MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        February 11, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust XI (File Nos. 33-68310 and 811-7992) on Behalf of MFS(R)Mid Cap Value Fund;

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated January 1, 2003 to the current Prospectus of the above-named fund. The Supplement was filed electronically with the Securities and Exchange Commission on December 23, 2003, pursuant to Rule [497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000757).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust